Risk and Capital Management - Narrative (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Derivatives, amount contributed to fair value of plan assets	R$ 73,384	R$ 92,439
Total financial liability	4,720	5,036
Total assets repossessed	R$ 732	794
VaR calculation confidence level percentage	99.00%
VaR calculation period	4 years
Value at risk	R$ 1,128	R$ 1,743
Percentage of aggregate funds from customers available on demand	77.40%
Funds from clients	R$ 1,296,985
Totaled average sovereign securities	389,723
Net cash outflows totaled average	181,290
Available stable funds	1,499,680
Required stable funding	R$ 1,202,060
Total capital ratio (%)	15.20%	16.50%
Surplus capital in relation to the minimum referential equity required	R$ 108,151	R$ 117,278
Additional Tier I capital, required	53,686	49,049
Increase decrease in referential equity	69,887	71,704
Referring to amounts	343,066	295,823
Unsecured Loans
Disclosure of detailed information about borrowings [line items]
Total financial liability	550,231	R$ 417,751
Credit risk
Disclosure of detailed information about borrowings [line items]
Percentage of reinsurance premiums operations		1.30%
Subordinated Debttier I Capital
Disclosure of detailed information about borrowings [line items]
Subordinated debt, Tier I capital	21,543	R$ 16,957
Subordinated Debttier II Capital
Disclosure of detailed information about borrowings [line items]
Subordinated debt, Tier II capital	R$ 19,034	R$ 20,497
L C R
Disclosure of detailed information about borrowings [line items]
Percentage of financial assets	215.00%	221.30%
N S F R
Disclosure of detailed information about borrowings [line items]
Percentage of financial assets	124.80%	122.00%
Maximum
Disclosure of detailed information about borrowings [line items]
Value at risk	R$ 1,744	R$ 1,902
Total capital ratio (%)	15.20%
Percentage of adjusted capital ratio	50.00%
Minimum
Disclosure of detailed information about borrowings [line items]
Value at risk	R$ 777	R$ 756
Percentage of fixed assets ratio	19.40%	18.50%
Loan Commitments
Disclosure of detailed information about borrowings [line items]
Expected loss	R$ 1,793	R$ 4,928
Optimistic scenario
Disclosure of detailed information about borrowings [line items]
Expected credit loss rate	100.00%
Optimistic scenario | Brazil
Disclosure of detailed information about borrowings [line items]
Expected credit loss rate	10.00%
Base scenario
Disclosure of detailed information about borrowings [line items]
Expected credit loss rate	100.00%
Base scenario | Brazil
Disclosure of detailed information about borrowings [line items]
Expected credit loss rate	50.00%
Pessimistic scenario
Disclosure of detailed information about borrowings [line items]
Expected credit loss rate	100.00%
Pessimistic scenario | Brazil
Disclosure of detailed information about borrowings [line items]
Expected credit loss rate	40.00%